AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Ownership interest	100.00%
Ambev [Member] | Dominican Republic [member]
Disclosure of information about consolidated structured entities [line items]
Ownership interest	55.00%